ADVANCES TO SUPPLIERS AND OTHER (Tables)	6 Months Ended
Jun. 30, 2026
Advance To Suppliers And Other Abstract
Schedule of Advance to Suppliers

Advances to suppliers and other as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Advance to suppliers	$3,353,511	$5,702,675
Advance payment for SaaS system	1,764,700	-
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(502,786)	(496,754)
Total	5,615,425	6,205,921